WARRANTS (Details Textual) (USD $)	12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2013 Hawk Associates Inc [Member]	Apr. 21, 2010 Hawk Associates Inc [Member]	Dec. 31, 2013 Anderson Strudwick Incorporated [Member]	Apr. 21, 2010 Anderson Strudwick Incorporated [Member]	Dec. 31, 2013 Firs Trust Group, Inc [Member]	Jan. 10, 2012 Firs Trust Group, Inc [Member]
Warrants [Line Items]
Warrants Issued for Services		7,500		150,000		100,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price (in dollars per share)	$ 9.60		$ 10.00		$ 4.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term (in years)	5 years		5 years		5 years